Borrowings	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Borrowings
8. Borrowings
Third-party notes payable consist of the following (in millions):

	June 30, 2021	June 30, 2020
2019 Credit Facility – first lien term loan	$906.4	$682.1
NRG Loan	—	5.8
Canadian Financial Institution	1.2	1.2
JLG Note Payable	0.3	0.2
Other	0.8	—
Draw on revolving line of credit	—	35.0

Total third-party borrowings	908.7	724.3
Less: notes payable to third-parties, current	(6.4)	(41.1)
Less: deferred financing costs	(16.6)	(13.4)

Notes payable to third-parties, non-current	$885.7	$669.8

As of June 30, 2021, and June 30, 2020, the fair market value of the Company’s 2019 Credit Facility – first lien term loan was $906.4 million and $662.5 million, respectively. The fair market value for the credit facility were estimated using primarily level 2 inputs, including borrowing rates available to the Company at the respective period ends. The fair market value for the Company’s remaining third-party debt approximates the respective carrying amounts as of June 30, 2021 and June 30, 2020.
2019 Credit Facility
In March 2019, Mirion Technologies (HoldingRep), Ltd., a wholly owned subsidiary of the Company, and subsidiaries entered into a credit agreement with an intermediary and a syndicate of institutional lenders (“2019 Credit Facility”). The 2019 Credit Facility provided for financing of a $450.0 million senior secured term loan facility and a €125 million term loan facility, as well as a $90.0 million revolving line of credit. The 2019 Credit Facility was amended to provide an additional $225.0 million, $34.0 million and $66.0 million in gross proceeds from the USD term loan in December 2020, July 2019, and December 2019, respectively.
USD term loan
– The term loan has a seven-year term (expiring March 2026), bears interest at the greater of Adjusted London Interbank Offered Rate (“LIBOR”) or 0%, plus 4.00% and has quarterly principal repayments of 0.25% of the original principal balance. The interest rate was 4.15% and 5.07% at June 30, 2021 and 2020, respectively. The Company repaid $7.2 million and $5.5 million for the fiscal year ended June 30, 2021 and 2020, respectively, yielding an outstanding balance of approximately $761.3 million and $543.5 million as of June 30, 2021 and 2020, respectively.

Euro term loan
- The Euro portion of the term loan has a seven-year term (expiring March 2026), bears interest at the greater of European union interbank market (“Euribor”) or 0%, plus 4.25% and has quarterly principal repayments of 0.25% of the original principal balance. As of June 30, 2021, and June 30, 2020, the interest rate was 4.25%. The Company repaid $1.5 million and $1.4 million for the fiscal year ended June 30, 2021 and 2020, respectively, yielding an outstanding balance of approximately €122.2 million (approximately $145.1 million) and €123.4 million (approximately $138.6 million) as of June 30, 2021 and June 30, 2020, respectively.
Revolving Line of Credit
- The revolving line of credit arrangement has a five-year term and bears interest at the greater of LIBOR or 0%, plus 4.00%. The agreement requires the payment of a commitment fee of 0.50% per annum for unused commitments. The revolving line of credit matures in March 2024, at which time all outstanding revolving facility loans and accrued and unpaid interest are due. Any outstanding letters of credit reduce the availability of the revolving line of credit. The outstanding balance under the arrangement was $0 and $35.0 million as of June 30, 2021, and June 30, 2020, respectively. Additionally, the Company has standby letters of credit issued under its Credit Facility that reduce the availability under the revolver of $8.7 million and $9.0 million at June 30, 2021, and June 30, 2020, respectively, the amount available on the revolver was approximately $81.3 million and $46.0 million, for the same periods, respectively.
Deferred Financing Costs
In connection with the issuance of the 2019 Credit Facility, we incurred debt issuance costs of $16.3 million on date of issuance, and an additional $6.2 million and $1.2 million of costs for incremental proceeds in fiscal years 2021 and 2020, respectively. In conjunction with the issuance of 2019 Credit Facility, we concluded there was an extinguishment of a previous debt. We wrote off the remaining unamortized original issue discounts (OID) and debt issuance costs of $12.8 million in March 2019. In accordance with accounting for debt issuance costs, we recognize and present deferred finance costs associated with non-revolving
debt and financing obligations as a reduction from the face amount of related indebtedness in our consolidated balance sheet.
In connection with the issuance of the 2019 Credit Facility revolving line of credit, we incurred debt issuance costs of $0.9 million. We wrote off the remaining unamortized debt issuance costs of $0.2 million of a previous revolving credit agreement in March 2019. We recognize and present debt issuance costs associated with revolving debt arrangements as an asset and include the deferred finance costs within other assets on our consolidated balance sheet. We amortize all debt issuance costs over the life of the related indebtedness.
During fiscal years 2021, 2020, and 2019, we incurred approximately $3.2 million, $2.6 million, and $2.8 million, respectively, of amortization expense of the deferred finance costs, in addition to the write off of $12.8 million included in Loss on debt extinguishment in fiscal year end 2019.
Both Credit Facilities are secured by a first priority lien on substantially all of Mirion HoldingRep and subsidiaries’ assets in the United States, certain assets of guarantor subsidiaries in Germany, United Kingdom, Canada, France, Belgium and Luxembourg and
two-thirds
of assets in
non-guarantors
and other countries. Loan fees recorded as debt discounts are amortized using the effective interest method. The Credit Facility contains customary restrictive covenants, as well as financial covenants that require Mirion HoldingRep and subsidiaries to maintain a certain total level of debt-to-income
ratio and interest coverage ratio, each as defined in the Credit Facility, as well as non-financial
affirmative and negative covenants. The negative covenants, subject to certain exceptions, generally limit the ability of Mirion HoldingRep and subsidiaries to incur additional debt, create liens, make fundamental changes, make certain investments, pay dividends, purchase or retire equity interests, or prepay or retire certain debt. Mirion HoldingRep and subsidiaries were in compliance with all debt covenants at both June 30, 2021, and June 30, 2020.
NRG Loan -
In conjunction with the acquisition of NRG (see Note 2), the Company entered into a loan agreement for €7.2 million ($7.4 million) at the date of the acquisition. This agreement expires in December 2023. The loan bears interest which is Euribor of 3 months, plus 2.0%, and mandatory costs if any. This loan was paid off in the fiscal year ended June 30, 2021.

Canadian Financial Institution
-
In May 2019, the Company entered into a credit agreement for C$1.7M ($1.3 million) with a Canadian financial institution that matures in April 2039. The note bears annual interest at 4.15%. The credit agreement is secured by the facility acquired using the funds obtained.
JLG Note Payable
-
In May 2019, the Company entered into a note payable for $0.2 million with an individual that has left the organization, which is due upon a change in control of Mirion Technologies (Global), Ltd, a wholly owned subsidiary of the Company. The note bears annual interest at 6.00%.
Overdraft Facilities
The Company has overdraft facilities with certain German and French financial institutions. As of June 30, 2021, and June 30, 2020, no amounts were outstanding under these arrangements.
Performance Bonds and Other Credit Facilities
The Company has entered into various line of credit arrangements with local banks in France and Germany. These arrangements provide for the issuance of documentary and standby letters of credit of up to €67.3 million ($79.9 million) and €47.3 million ($53.1 million) as of June 30, 2021 and 2020, respectively, subject to certain local restrictions. As of June 30, 2021, and 2020, €24.7 million ($29.3 million) and €21.2 million ($23.7 million), respectively, of the lines had been utilized to guarantee documentary and standby letters of credit, with interest rates ranging from 0.5% to 2.00%. In addition, the Company posts performance bonds with irrevocable letters of credit to support certain contractual obligations to customers for equipment delivery. These letters of credit are supported by restricted cash accounts, which totaled $1.0 million and $1.7 million as of June 30, 2021 and June 30, 2020, respectively.
At June 30, 2021, contractual principal payments of total third-party borrowings are as follows (in millions):

Fiscal year ending June 30:
2022	$10.0
2023	9.0
2024	9.0
2025	8.9
2026	870.7
Thereafter	1.1

Gross Payments	908.7
Unamortized debt issuance costs	(16.6)

Total third-party borrowings, net of debt issuance costs	$892.1

Notes payable to related parties consists of the following (in millions):

	June 30, 2021	June 30, 2020
Shareholder Notes	$1,166.8	$983.7
Management Notes	3.7	3.4

Notes payable to related parties	$1,170.5	$987.1

The estimated fair value of the Company’s related party debt was approximately $1,170.5 million and $987.1 million as of June 30, 2021 and June 30, 2020, respectively. The fair value of this instrument approximates book value due to the reasonable possibility of redemption prior to the term date.

Shareholder and Management Notes
– Mirion Technologies (HoldingSub1), Ltd., is authorized to issue $900 million (plus accrued paid in-kind
interest) of notes to shareholders (“Shareholder Notes”) and up to $5.0 million (plus paid in-kind
cash and interest) of notes to certain members of management (“Management Notes”). The notes rank pari passu between each other and other unsecured obligations of the Company. The notes can be prepaid without penalty at the Company’s option and are subordinate in right of payment to any indebtedness of the Company to banks or to other financial institutions (either currently existing or to occur in the future). Certain of the Shareholder and Management Notes have been admitted to trading and are on the official listing of The International Stock Exchange (TISE).
During fiscal 2021 and 2020, an additional $181.5 million and $99.6 million in Shareholder Notes were admitted to trading and are on the official listing of TISE, respectively. At June 30, 2021 and 2020, there were $1,158.4 million and $976.9 million in Shareholder Notes issued and outstanding, respectively, as listed on TISE. Of the amount available for trading, $683.9 million relates to principal balance and $474.5 million relates to accrued interest as of June 30, 2021. There was no trading activity related to Shareholder and Management Notes during fiscal 2021, and at June 30, 2021, and June 30, 2020 there were $3.6 million and $3.4 million in Management Notes issued and outstanding, respectively, as listed on TISE.
The notes bear simple annual interest at 11.5% except for $
70.0
million of Shareholder Notes added in fiscal year 2021 that bear simple annual interest rate of 6.0% until October 1, 2021 when the interest rate will convert to simple annual interest of 11.5%. For the Shareholder Notes, the interest is added to the principal outstanding on December 31 of each year until 2025 and is referred to as Shareholder Funding Bonds on TISE. For the Management Notes, half of the interest is added to the principal outstanding on December 31 of each year until 2025 and is referred to as Management Funding Bonds on TISE, while the remaining half is payable in cash annually. The listing on the Exchange for Shareholder and Management Funding Bonds is an optional election and certain shareholders have elected to opt-out
of listing their Shareholder Funding Bonds. All other shareholders and management have elected to list their funding bonds on the Exchange. The notes are due when the Company completes a public offering, a winding-up,
a sale, or on March 30, 2026, whichever occurs first. The redemption price is equal to the outstanding principal plus all accrued and unpaid interest then outstanding.
At June 30, 2021, and June 30, 2020, interest of $64.6 million and $56.3 million was accrued on the Shareholder Notes principal outstanding, respectively, and $0.2 million and $0.1 million was accrued on the Management Notes principal outstanding, respectively. As of December 31, 2020, and December 31, 2019, accrued interest of $113.6 million and $101.3 million, respectively, was added to the principal of the Shareholder Notes; and $0.2 million and $0.2 million, respectively, was added to the principal of the Management Notes.